Related Party (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended
	Aug. 26, 2013	Apr. 29, 2013	Feb. 28, 2013	Dec. 31, 2013 Notes	Dec. 31, 2012	Aug. 31, 2013
Related Party (Textual)
Expected volatility	138.00%
Discount rate	0.79%
Expected life	3 years
Dividend yield	0.00%
Commissions paid by company to its CEO				$ 38,500	$ 77,500
Accounting and tax service fees				61,393	68,913
Percentage of gross profits payable for royalties to licensors				10.00%
Warrants issued to a company	3,433,335	2,200,000
Number of warrants expired	3,433,335	2,200,000
Warrants expiration period	3 years	3 years
Number of Notes issued				9
Amount of notes issued				440,000
Notes repaid amount				10,117
Interest rate on notes issued			12.00%	12.00%
Warrants exercise price	1.29	1.31
Fair value of warrants on date of grant	3,380,926	2,253,119
Unsecured Debt			2,000
Interest rate on borrowed funds			12.00%	12.00%
Loan payable period			loan was paid in full in eight days
Accrued interest			$ 5			$ 0.50
Warrants [Member]
Related Party (Textual)
Expected volatility		144.00%
Discount rate		0.32%
Expected life		3 years
Dividend yield		0.00%